ACCOUNTS RECEIVABLE, NET - Schedule (Details) R$ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 BRL (R$)	Oct. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) instrument	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
CUSTOMERS RECEIVABLE, NET
Current	R$ 5,971,657		R$ 5,971,657	R$ 5,281,333	R$ 4,079,221
Non-current	1,061,899		1,061,899	285,351	8,413
PCLD	(2,635,209)		(2,635,209)	(1,928,072)	R$ (1,701,729)	R$ (1,688,795)
Total Customers	7,033,556		R$ 7,033,556	5,566,684
Amazonas Energia
CUSTOMERS RECEIVABLE, NET
Number of debt instruments signed | instrument			2
Debt amount renegotiated	372,262	R$ 841,178
To expire
CUSTOMERS RECEIVABLE, NET
Current	5,251,192		R$ 5,251,192
Non-current	312		312
Total Customers	5,251,504		5,251,504
Up to 90 days past due
CUSTOMERS RECEIVABLE, NET
Current	248,726		248,726
Total Customers	248,726		248,726
More than 90 days past due
CUSTOMERS RECEIVABLE, NET
Current	374,729		374,729
Total Customers	374,729		374,729
Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
Current	97,009		97,009
Non-current	1,061,587		1,061,587
Total Customers	1,158,596		1,158,596
Gross value | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	3,317,936		3,317,936	3,081,032
Non-current	2,129,202		2,129,202	1,053,663
Gross value | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	1,872,261		1,872,261	1,268,125
Non-current	293,560		293,560	293,560
Gross value | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	844,587		844,587	891,364
Non-current	4,348		4,348	4,348
Gross value | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	757,967		757,967	449,135
Gross value | PROINFA
CUSTOMERS RECEIVABLE, NET
Current	336,692		336,692	453,528
Gross value | Installments
CUSTOMERS RECEIVABLE, NET
Current	112,212		112,212
Gross value | To expire | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	2,189,738		2,189,738
Non-current	312		312
Gross value | To expire | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	1,697,675		1,697,675
Gross value | To expire | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	771,074		771,074
Gross value | To expire | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	448,504		448,504
Gross value | To expire | PROINFA
CUSTOMERS RECEIVABLE, NET
Current	336,692		336,692
Gross value | Up to 90 days past due | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	245,509		245,509
Gross value | Up to 90 days past due | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	71,144		71,144
Gross value | Up to 90 days past due | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	22,893		22,893
Gross value | Up to 90 days past due | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	59,645		59,645
Gross value | Up to 90 days past due | Installments
CUSTOMERS RECEIVABLE, NET
Current	3,650		3,650
Gross value | More than 90 days past due | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	753,516		753,516
Non-current	9,548		9,548
Gross value | More than 90 days past due | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	103,442		103,442
Non-current	293,560		293,560
Gross value | More than 90 days past due | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	50,620		50,620
Non-current	4,348		4,348
Gross value | More than 90 days past due | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	157,240		157,240
Gross value | More than 90 days past due | Installments
CUSTOMERS RECEIVABLE, NET
Current	108,562		108,562
Gross value | Renegotiated Credits | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	129,173		129,173
Non-current	2,119,342		2,119,342
Gross value | Renegotiated Credits | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	92,578		92,578
Customers, current
CUSTOMERS RECEIVABLE, NET
PCLD	(1,269,999)		(1,269,999)	(861,852)
Customers, current | To expire
CUSTOMERS RECEIVABLE, NET
PCLD	(192,491)		(192,491)
Customers, current | Up to 90 days past due
CUSTOMERS RECEIVABLE, NET
PCLD	(154,115)		(154,115)
Customers, current | More than 90 days past due
CUSTOMERS RECEIVABLE, NET
PCLD	(798,651)		(798,651)
Customers, current | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(124,742)		(124,742)
Customers, non-current
CUSTOMERS RECEIVABLE, NET
PCLD	(1,365,211)		(1,365,211)	R$ (1,066,220)
Customers, non-current | More than 90 days past due
CUSTOMERS RECEIVABLE, NET
PCLD	(307,456)		(307,456)
Customers, non-current | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	R$ (1,057,755)		R$ (1,057,755)